Mineral Rights and Properties (Tables)	12 Months Ended
Mar. 31, 2024
Mineral Rights and Properties [Abstract]
Schedule of Mineral Rights and Properties	Mineral rights and properties consist of:
	Producing and development properties			Exploration and evaluation properties
Cost	Ying Mining District	BYP	GC	Kuanping	La Yesca	Total
Balance as at April 1, 2022	$397,335	$65,092	$124,906	$13,380	$19,335	$620,048
Capitalized expenditures	35,632	-	4,839	907	876	42,254
Environmental rehabilitation	(224)	(36)	12	-	-	(248)
Foreign currency translation impact	(30,731)	(1,192)	(9,639)	(1,034)	-	(42,596)
Balance as at March 31, 2023	$402,012	$63,864	$120,118	$13,253	$20,211	$619,458
Capitalized expenditures	44,633	-	6,202	290	-	51,125
Environmental rehabilitation	89	20	151	-	-	260
Foreign currency translation impact	(20,174)	(698)	(5,914)	(658)	-	(27,444)
Balance as at March 31, 2024	$426,560	$63,186	$120,557	$12,885	$20,211	$643,399

Impairment and accumulated depletion
Balance as at April 1, 2022	$(143,264)	$(57,521)	$(92,815)	$-	$-	$(293,600)
Impairment	-	-	-	-	(20,211)	(20,211)
Depletion	(18,689)	-	(2,398)	-	-	(21,087)
Foreign currency translation impact	11,091	610	7,165	-	-	18,866
Balance as at March 31, 2023	$(150,862)	$(56,911)	$(88,048)	$-	$(20,211)	$(316,032)
Depletion	(18,379)	-	(2,405)	-	-	(20,784)
Foreign currency translation impact	7,584	361	4,305	-	-	12,250
Balance as at March 31, 2024	$(161,657)	$(56,550)	$(86,148)	$-	$(20,211)	$(324,566)

Carrying amounts
Balance as at March 31, 2023	$251,150	$6,953	$32,070	$13,253	$-	$303,426
Balance as at March 31, 2024	$264,903	$6,636	$34,409	$12,885	$-	$318,833